11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 4) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 6,080	$ 6,354
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,592	4,851
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,309	1,309
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 179	$ 194